Exceptional items (Tables)	6 Months Ended
Dec. 31, 2022
Exceptional items
Schedule of exceptional items

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Compensation paid for loss of office	—	(9,127)	—	(9,127)
Football League pension scheme deficit (Note 29)	—	(865)	—	(865)
	—	(9,992)	—	(9,992)